                                                                                                       October 19, 2007

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:  Post-effective amendments to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this letter, we are filing post-effective amendments under Rule 485(a) to the Form N-4 registration statements of American
Skandia Life Assurance Corporation ("ASLAC"), Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New
Jersey ("PLNJ") listed below.  These post-effective amendments primarily describe the addition of several new living benefits:

o        Enhanced version of Guaranteed Return Option Plus ("GRO Plus").  This is a guaranteed minimum accumulation benefit that is similar to our existing "GRO" benefits.  The primary distinguishing features of this benefit are: (a) the fact that the asset transfers contemplated by the benefit are prescribed by a formula that is set forth in the Schedule Supplement to the annuity contract and (b) the use of a bond fund sub-account, rather than the insurer's general account, for one "leg" of these asset transfers.  This benefit will be added only to the ASLAC annuities.
o        Highest Daily Guaranteed Return Option.  This is a guaranteed minimum accumulation benefit under which each amount guaranteed in the future is determined with reference to the highest daily account value under the annuity.  As under enhanced GRO Plus, Highest Daily GRO contemplates asset transfers that are governed by a formula and are effected between certain sub-accounts and one or more bond fund sub-accounts.  This benefit will be added only to the ASLAC annuities.
o        Highest Daily Lifetime Seven.  This guaranteed minimum withdrawal benefit is similar to our existing Highest Daily Lifetime
         Five benefit, except that the "roll-up" rate at which the Protected Withdrawal Value appreciates is 7%, rather than 5%.
         Highest Daily Lifetime Seven also contemplates asset transfers that are governed by a formula and are effected between certain sub-accounts and one or more bond fund sub-accounts.  This benefit will be added to both ASLAC annuities and Pruco
         Life/PLNJ annuities.
o        Spousal Highest Daily Lifetime Seven.  This is the spousal version of Highest Daily Lifetime Seven, and thus offers withdrawals until the second-to-die of two spouses.  This benefit will be added to both ASLAC annuities and Pruco Life/PLNJ annuities.

We plan to describe these new benefits in the form of prospectus supplements, which will supplement the following registration statements:

o        Pruco Life Prudential Premier Series (333-130989 and 333-144639)
o        PLNJ Prudential Premier Series (333-131035 and 333-144657)
o        ASLAC's ASAP III (333-96577), Choice 2000 (333-08853), APEX II (333-71654), ASL II (333-71672), Xtra Credit SIX (333-71834).
o        Pruco Life Strategic Partners Annuity One 3/Strategic Partners Plus 3 (333-37728)
o        Pruco Life Strategic Partners FlexElite (333-75702)
o        PLNJ Strategic Partners Annuity One 3 and Strategic Partners Plus 3 (333-49230)

Under the ASLAC products, there are two companion Form S-3s (333-24989 and 333-136996) that we will file, along with acceleration requests, when we make the 485(b) filings in relation to the instant filings.  Similarly, under the Pruco Life and PLNJ products, there are companion Form S-3s that we will file (333-103474 and 333-103473, respectively), along with acceleration requests, when we make the 485(b) filings.

We represent and acknowledge that:

o        the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and
o        staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and
o        the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

                                                              Sincerely,

                                                               /s/C. Christopher Sprague
                                                              C. Christopher Sprague